UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09869

Franklin Floating Rate Master Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906
(Address of principal executive offices)           (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:650 312-2000

Date of fiscal year end: 7/31

Date of reporting period: 7/31/16

Item 1. Reports to Stockholders.

Franklin Lower Tier Floating Rate Fund Annual Report

Manager’s Discussion

Franklin Lower Tier Floating Rate Fund was established and funded by an asset transfer-in-kind on November 6, 2015. Our focus immediately after the transfer-in-kind was to rebalance the portfolio, so it would be in full compliance with all tax and portfolio tests. Therefore, the discretionary portfolio management did not start until January 2016. During the period since the Fund’s inception on November 6, 2015, through July 31, 2016, the Fund delivered a +6.90% cumulative total return. In comparison, the Fund’s benchmark, the Credit Suisse Leveraged Loan Lower Tier Index (CS LLLTI), which is designed to mirror the lower tier (comprising companies with lower range revenues within the markets in which they operate) portion of the U.S. dollar-denominated leveraged loan market, generated a +6.14% total return for the same period.1 During the period between January 1, 2016, and July 31, 2016, when the Fund was under full discretionary management, the Fund delivered a +12.51% cumulative total return, compared with the CS LLLTI’s +12.13% total return for the same period.1

The favorable returns generated by the Fund from January 1, 2016, through July 31, 2016, were driven by the selection and weighting of individual loans relative to the benchmark. The first-and second-lien term loans of FRAM Group, an aftermarket auto products supplier, which is one of the Fund’s largest positions, notably contributed to the Fund’s performance relative to the benchmark. The loans traded higher due to the company’s improved earnings, sales growth and cost savings. Similarly, our investment in the term loan of Town Sports International, one of the largest owners and operators of fitness clubs in the Northeast and Mid-Atlantic regions, contributed to relative performance through price appreciation, as the company made significant progress in cutting costs. However, certain individual issuers detracted from the Fund’s performance relative to the benchmark. The term loan of Sungard Availability Services Capital, a provider of information technology disaster recovery and colocation services, detracted from relative performance, as its price declined after the company reported lower year-over-year revenue and earnings before interest, taxes, depreciation and amortization, which overshadowed the company’s turnaround process.

Before the end of January, the Fund’s transactions were largely focused on reducing our holdings of issuers whose market values exceeded 5% of the Fund’s total net assets, to ensure that these loans totaled less than 50%. To control losses and maintain the portfolio’s return potential, we mainly reduced our exposure to term loans, which declined relatively modestly during the market sell-off, including the term loan of a gaming company and the term loan of a packaging manufacturer. Since the beginning of February, we continued improving the Fund’s diversity by introducing new bank loans into the portfolio. We invested in a select number of bank loans from the secondary market, prioritizing companies that have demonstrated concrete progress in their business operations and revenue generation. During this period, we purchased the term loan of 99 Cents Only Stores, a regional value-based dollar store chain. We invested in the loan due to the company’s improvements across virtually all key metrics and the initiatives launched by its new management team, with the expectation that the company has reached a turning point in its performance. The second-lien term loan of Oxbow Carbon, a petcoke, calcined coke and coal company, was also among the Fund’s largest additions over the period. We were attracted to the loan as we believed in the company’s positive long-term outlook. Additionally, this second-lien loan offered what we considered strong value for its relatively short maturity, low leverage, supportive sponsor and strong liquidity.

Notes:
1. Source: Credit Suisse Group.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

Portfolio Breakdown	% of Total Net Assets
7/31/16

Senior Floating Rate Interests	96.9%
Other Net Assets	3.1%

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

Average Annual Total Return[1,3]
7/31/16
Since Inception 11/6/15	+6.90%

1. The Fund has an expense reduction contractually guaranteed through 11/30/16. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Source: Credit Suisse Group. The CS LLLTI is designed to mirror the lower tier (comprising companies with lower range revenues within the markets in which they operate) portion of the U.S. dollar-denominated leveraged loan market. Loans must be below investment grade and rated no higher than Baa1/BB+ or Ba1/BBB+ by
Moody’s/Standard and Poor’s® (S&P).
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
See www.franklintempletondatasources.com for additional data provider information.

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases, if any; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if any, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1. Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600¸ $1,000 = 8.6.

2. Multiply the result by the number under the heading “Expenses Paid During Period.”

If Expenses Paid During Period were $7.50, then 8.6´ $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
	Value 2/1/16	Value 7/31/16	Period* 2/1/16–7/31/16

Actual	$1,000	$1,163.60	$3.23
Hypothetical (5% return before expenses)	$1,000	$1,021.88	$3.02

*Expenses are calculated using the most recent annualized six-month expense ratio, net of expense waivers, of
0.60%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

Franklin Middle Tier Floating Rate Fund Annual Report

Manager’s Discussion

Franklin Middle Tier Floating Rate Fund was established and funded by an asset transfer-in-kind on November 6, 2015. Our focus immediately after the transfer-in-kind was to rebalance the portfolio, so it would be in full compliance with all tax and portfolio tests. Therefore, the discretionary portfolio management did not start until January 2016. During the period since the Fund’s inception on November 6, 2015, through July 31, 2016, the Fund delivered a +2.46% cumulative total return. In comparison, the Fund’s benchmark, the Credit Suisse Leveraged Loan Middle Tier Index (CS LLMTI), which is designed to mirror the middle tier (comprising companies with mid-range revenues within the markets in which they operate) portion of the U.S. dollar-denominated leveraged loan market, generated a +3.79% total return for the same period.1 During the period between January 1, 2016, and July 31, 2016, when the Fund was under full discretionary management, the Fund delivered a +6.40% cumulative total return, compared with the CS LLMTI’s +5.99% total return for the same period.1

The favorable returns generated by the Fund from January 1, 2016, through July 31, 2016, were driven by the loan selection and weighting of individual securities relative to the benchmark. The term loan of Freedom Group, a firearms and ammunition manufacturer, which is the Fund’s largest position, notably contributed to the Fund’s performance relative to the benchmark. The loan traded higher due to the company’s significantly improved year-over-year sales, which exceeded expectations. Similarly, our investment in the term loan of Cyanco Intermediate, a manufacturer of sodium cyanide, a chemical used in gold mining, contributed to relative performance through price appreciation as investors were encouraged by the company’s bullish outlook on its long-term prospects. However, certain individual issuers detracted from the Fund’s performance relative to the benchmark. The term loan of Onsite Rental Group Operations, a specialized industrial equipment rental company, detracted from relative performance as its value declined after the company reported weak financial results related to the decline of its natural resources projects in Australia. Our investment in the term loan of Cumulus, a radio broadcaster, also declined in price amid discouraging business trends and detracted from relative performance.

Before the end of January, the Fund’s transactions were largely focused on reducing the holdings of issuers whose market values exceeded 5% of the Fund’s total net assets, to ensure that these loans totaled less than 50%. Since the beginning of February, we continued improving the Fund’s diversity by introducing new bank loans into the portfolio. We invested in a select number of bank loans with solid business profiles from the primary and secondary markets, mainly at discounts to par, which we believe were typically less exposed to refinance risk.

During the reporting period, we exited our holdings in the term loan of Cengage Learning Acquisitions, a printing and publishing company, which we considered relatively risky with an aggressive dividend policy and high leverage. We also reduced our exposure to Travelport, a global distribution system provider, at a price above par and invested the proceeds into the first-lien term loan of Carestream, a medical imaging product provider. We made this new investment due to the company’s leading market position, its improved gross margin as well as earnings before interest, taxes, depreciation and amortization, and the loan’s short maturity. The term loan of Sensus USA, a manufacturer of automated metering systems for distribution of resources such as water, natural gas and electricity, was also among the Fund’s largest additions over the period, as we participated in the company’s new refinancing transaction to retire its existing first- and second-lien loans. We were attracted to the new Sensus first-lien term loan as we expected the company’s core revenue and profitability to continue to moderately improve in the near term.

Notes:

1. Source: Credit Suisse Group.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

Portfolio Breakdown	% of Total Net Assets
7/31/16

Senior Floating Rate Interests	93.1%
Other Net Assets	6.9%

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

Average Annual Total Return[1,3]
7/31/16
Since Inception 11/6/15	+2.46%

1. The Fund has an expense reduction contractually guaranteed through 11/30/16. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Source: Credit Suisse Group. The CS LLMTI is designed to mirror the middle tier (comprising companies with mid-range revenues within the markets in which they operate) portion of the U.S. dollar-denominated leveraged loan market. Loans must be below investment grade and rated no higher than Baa1/BB+ or Ba1/BBB+ by Moody’s/S&P.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
See www.franklintempletondatasources.com for additional data provider information.

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases, if any; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if any, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1. Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600¸ $1,000 = 8.6.

2. Multiply the result by the number under the heading “Expenses Paid During Period.”

If Expenses Paid During Period were $7.50, then 8.6´ $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
	Value 2/1/16	Value 7/31/16	Period* 2/1/16–7/31/16

Actual	$1,000	$1,067.10	$3.08
Hypothetical (5% return before expenses)	$1,000	$1,021.88	$3.02

*Expenses are calculated using the most recent annualized six-month expense ratio, net of expense waivers, of
0.60%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

Franklin Floating Rate Master Trust

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton Investments fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Number of

Portfolios
Other
Name, Year		Length of	in Fund
Directorships Held
of Birth and	Position	Time	Complex
During at Least
Address		Served	Overseen
the Past 5 Years
by Board

Member*

Harris J.	Trustee	Since 1999 145	Bar-S Foods (meat
Ashton			packing company)
(1932)			(1981-2010).
One Franklin
Parkway
San Mateo,
CA 94403-
1906
Principal Occupation During at Least the Past			5 Years:
Director of various companies; and formerly, Director, RBC Holdings,
Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation
(nursery and craft centers) (until 1998).

Mary C.	Trustee	Since 2014 119	Avis Budget Group
Choksi			Inc. (car rental)
(1950)			(2007-present),
One Franklin			Omnicom Group Inc.
Parkway			(advertising and
San Mateo,			marketing
CA 94403-			communications
1906			services) (2011-
present) and H.J.
Heinz Company
(processed foods
and allied
products) (1998-
2006).
Principal Occupation During at Least the Past 5 Years:
Senior Advisor, Strategic Investment Group (investment management group) (2015-present); director of various companies; and formerly,
Founding Partner and Senior Managing Director, Strategic Investment
Group (1987–2015); Founding Partner and Managing Director, Emerging
Markets Management LLC (investment management firm) (1987-2011); and
Loan Officer/Senior Loan Officer/Senior Pension Investment Officer,
World Bank Group (international financial institution) (1977-1987).

Edith E.	Trustee	Since 1999 145	Hess Corporation
Holiday			(exploration and
(1952)			refining of oil
One Franklin			and gas) (1993-

Parkway			present), Canadian
San Mateo,			National Railway
CA 94403-			(railroad) (2001-
1906			present), White
Mountains
Insurance Group,
Ltd. (holding
company) (2004-
present), RTI
International
Metals, Inc.
(manufacture and
distribution of
titanium) (1999-
2015) and H.J.
Heinz Company
(processed foods
and allied
products) (1994-
2013).
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly,
Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury
Department	(1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury
Department	(1988-1989).

J. Michael	Trustee	Since 2009 145	Boeing Capital
Luttig			Corporation
(1954)			(aircraft
One Franklin			financing) (2006-
Parkway			2013).
San Mateo,
CA 94403-
1906
Principal Occupation During at Least the Past 5 Years:
Executive Vice President, General Counsel and member of the Executive
Council, The Boeing Company (aerospace company) (2006-present); and
formerly, Federal Appeals Court Judge, U.S. Court of Appeals for the
Fourth Circuit (1991-2006).

Frank A.	Trustee	Since 2005 145	Hess Corporation
Olson (1932)			(exploration and
One Franklin			refining of oil
Parkway			and gas) (1998-
San Mateo,			2013).
CA 94403-
1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Chairman of the Board, The
Hertz Corporation (car rental) (1980-2000) and Chief Executive Officer
(1977-1999); and Chairman of the Board, President and Chief Executive
Officer, UAL Corporation (airlines) (June–December 1987).

Larry D.	Trustee	Since 2007 145	The Southern
Thompson			Company (energy
(1945)			company) (2014-
One Franklin			present;
Parkway			previously 2010-
San Mateo,			2012), Graham
CA 94403-			Holdings Company

1906				(education and
media
organization)
(2011-present) and
Cbeyond, Inc.
(business
communications
provider) (2010-
2012).
Principal Occupation During at Least the Past 5 Years:
Director of various companies; John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (2015-present;
previously 2011-2012); and formerly, Executive Vice President -
Government Affairs, General Counsel and Corporate Secretary, PepsiCo,
Inc. (consumer products) (2012-2014); Senior Vice President -
Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-
2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting
Professor, University of Georgia School of Law (2004); and Deputy
Attorney General, U.S. Department of Justice (2001-2003).

John B.	Lead	Trustee	119	None
Wilson	Independent	since 2007
(1959)	Trustee	and Lead
One Franklin		Independent
Parkway		Trustee
San Mateo,		since 2008
CA 94403-
1906
Principal Occupation During at Least the Past 5 Years:
President, Staples Europe (office supplies) (2012-present); President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and formerly,
Chief Operating Officer and Executive Vice President, Gap, Inc.
(retail) (1996-2000); Chief Financial Officer and Executive Vice
President – Finance and Strategy, Staples, Inc. (1992-1996); Senior
Vice President – Corporate Planning, Northwest Airlines, Inc.
(airlines) (1990-1992); and Vice President and Partner, Bain & Company
(consulting firm) (1986-1990).

Interested Board Members and Officers
Number of
			Portfolios	Other
Name, Year		Length of	in Fund	Directorships Held
of Birth and	Position	Time	Complex	During at Least
Address		Served	Overseen	the Past 5 Years
by Board
Member*

**Gregory E.	Trustee	Since 2007	161	None
Johnson
(1961)
One Franklin
Parkway
San Mateo,
CA 94403-
1906

Principal Occupation During at Least the Past 5 Years:
Chairman of the Board, Member - Office of the Chairman, Director and
Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton Investments; Vice Chairman, Investment
Company Institute; and formerly, President, Franklin Resources, Inc.
(1994-2015).

**Rupert H.	Chairman of	Since 2013	145	None
Johnson, Jr.	the Board
(1940)	and
One Franklin	Trustee
Parkway
San Mateo,
CA 94403-
1906
Principal Occupation During at Least the Past 5 Years:
Vice Chairman, Member - Office of the Chairman and Director, Franklin
Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice
President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of
Franklin Resources, Inc. and of 42 of the investment companies in
Franklin Templeton Investments.

Alison E.	Vice	Since 2012	Not	Not Applicable
Baur	President		Applicable
(1964)
One Franklin
Parkway
San Mateo,
CA 94403-
1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.

Mark	Vice	Since 2003	Not	Not Applicable
Boyadjian	President		Applicable
(1964)
One Franklin
Parkway
San Mateo,
CA 94403-
1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Advisers, Inc.; and officer of two of the investment companies in Franklin Templeton Investments.

Laura F.	Chief	Since 2009	Not	Not Applicable
Fergerson	Executive		Applicable
(1962)	Officer -
One Franklin	Finance and
Parkway	Administrati
San Mateo,	on
CA 94403-
1906

Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; Vice
President, Franklin Advisers, Inc. and Franklin Templeton
Institutional, LLC; and officer of 45 of the investment companies in
Franklin Templeton Investments.

Gaston	Treasurer,	Since 2009	Not	Not Applicable
Gardey	Chief		Applicable
(1967)	Financial
One Franklin	Officer and
Parkway	Chief
San Mateo,	Accounting
CA 94403-	Officer
1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting, Franklin Templeton
Investments; and officer of 27 of the investment companies in Franklin
Templeton Investments.

Aliya S.	Vice	Since 2009	Not	Not Applicable
Gordon	President		Applicable
(1973)
One Franklin
Parkway
San Mateo,
CA 94403-
1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and
officer of 45 of the investment companies in Franklin Templeton
Investments.

Steven J.	Vice	Since 2009	Not	Not Applicable
Gray (1955)	President		Applicable
One Franklin
Parkway
San Mateo,
CA 94403-
1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Vice
President, Franklin Templeton Distributors, Inc. and Franklin
Alternative Strategies Advisers, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

Robert Lim	Vice	Since May	Not	Not Applicable
(1948)	President	2016	Applicable
One Franklin	– AML
Parkway	Compliance
San Mateo,
CA 94403-
1906
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance
Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton
Investor Services, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

Christopher	President	Since 2010	Not	Not Applicable
J. Molumphy	and Chief		Applicable
(1962)	Executive
One Franklin	Officer -

Parkway	Investment
San Mateo,	Management
CA 94403-
1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.;
Executive Vice President, Franklin Templeton Institutional, LLC; and
officer of some of the other subsidiaries of Franklin Resources, Inc.
and of 22 of the investment companies in Franklin Templeton
Investments.

Kimberly H.	Vice	Since 2013	Not	Not Applicable
Novotny	President		Applicable
(1972)
300 S.E. 2nd
Street
Fort
Lauderdale,
FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; Vice
President and Corporate Secretary, Fiduciary Trust International of the
South; Vice President, Templeton Investment Counsel, LLC; Assistant
Secretary, Franklin Resources, Inc.; and officer of 45 of the investment companies in Franklin Templeton Investments.

Robert C.	Chief	Since 2013	Not	Not Applicable
Rosselot	Compliance		Applicable
(1960)	Officer
300 S.E. 2nd
Street
Fort
Lauderdale,
FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance, Franklin Templeton Investments; Vice
President, Franklin Templeton Companies, LLC; officer of 45 of the investment companies in Franklin Templeton Investments; and formerly,
Senior Associate General Counsel, Franklin Templeton Investments (2007-
2013); and Secretary and Vice President, Templeton Group of Funds
(2004-2013).

Karen L.	Vice	Since 2006	Not	Not Applicable
Skidmore	President		Applicable
(1952)	and
One Franklin	Secretary
Parkway
San Mateo,
CA 94403-
1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and
officer of 45 of the investment companies in Franklin Templeton
Investments.

Navid Tofigh	Vice	Since	Not	Not Applicable
(1972)	President	November	Applicable
One Franklin		2015
Parkway
San Mateo,

CA 94403-
1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.

Craig S.	Vice	Since 2005 Not	Not Applicable
Tyle (1960)	President	Applicable
One Franklin
Parkway
San Mateo,
CA 94403-
1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.;
and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 45 of the investment companies in Franklin Templeton
Investments.

Lori A.	Vice	Since 2011 Not	Not Applicable
Weber (1964)	President	Applicable
300 S.E. 2nd
Street
Fort
Lauderdale,
FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments;
Assistant Secretary, Franklin Resources, Inc.; Vice President and
Secretary, Templeton Investment Counsel, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

*We base the number of portfolios on each separate series of the U.S.
registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Resources.

Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the
Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated John B. Wilson as its audit committee financial expert. The Board believes that Mr. Wilson qualifies as such an expert in view of his extensive business background and experience, including service as chief financial officer of Staples, Inc.
from 1992 to 1996. Mr. Wilson has been a Member and Chairman of the Fund’s Audit Committee since 2007.
As a result of such background and experience, the Board believes that Mr. Wilson has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Wilson is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

Franklin Floating Rate Master Trust

Shareholder Information

Board Approval of Investment Management Agreement

At a meeting held July 15, 2015, the Board of Trustees, including a majority of non-interested or independent Trustees, approved the investment management agreements for Franklin Lower Tier Floating Rate Fund and Franklin Middle Tier Floating Rate Fund (Funds), each a series of Franklin Floating Rate Master Trust (Trust), with Franklin Advisers, Inc. (the Manager). In reaching its decision to approve the agreements, the Board took into account that the Funds are designed to provide greater centralization of the portfolio management of floating rate instruments for the U.S. registered Franklin Templeton open-end funds that otherwise invest in floating rate instruments and thereby to reduce trading and settlement costs and other operational inefficiencies associated with managing such funds’ direct investments in such floating rate instruments separately. To this end, the Funds will be available only to other funds sold by Franklin Templeton. The Funds’ investment goal is to provide a high level of current income through investing at least 80% of net assets in income-producing floating interest rate corporate loans and corporate debt securities made to or issued by U.S. companies, non-U.S. entities and U.S. subsidiaries of non-U.S. entities. Franklin Middle Tier Floating Rate Fund will invest principally in floating rate instruments rated B or higher while Franklin Lower Tier Floating Rate Fund will focus its investment in floating rate instruments rated CCC or lower, although it may invest up to 50% of its assets in floating rate instruments rated above CCC or, if unrated, determined by the Manager to be of comparable quality. The Board considered various materials related to the investment management agreements including: (1) copies of the proposed form of agreements; (2) the biographies of the portfolio managers; (3) the Funds’ proposed use of derivative instruments; and (4) information describing the nature, quality and extent of services to be provided by the Manager, and the proposed fees payable to the Manager for such services. The Board also was provided with information relating to proposed expenses for the Funds, including comparative data provided by Lipper, Inc. (Lipper), an independent organization, which compared the expenses to those of other mutual funds deemed comparable to the Funds as selected by Lipper.

In determining that the terms of the proposed investment management agreements were fair and reasonable, the Board took into account several factors including, but not limited to, the following: (1) the nature and quality of the services to be provided by the Manager to the Funds under the proposed agreements; (2) the Manager’s experience as a manager of similar funds, including another series of the Trust; (3) the Manager’s strength and reputation within the industry; (4) the fairness of the compensation under the proposed agreements; (5) the comparative pricing structure (including the estimated expense ratio to be borne by shareholders) of the Funds; (6) the personnel, operations, financial condition, and investment management capabilities, methodologies, and resources of the Manager; (7) profitability matters; and (8) the Manager’s compliance capabilities, as demonstrated by, among other things, its policies and procedures designed to prevent violations of the federal securities laws, which had previously been approved by the Board in connection with its oversight of other funds in the FTI complex. In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel.

The following sets forth some of the primary information and factors relevant to the Board’s decision to approve the investment management agreements. This discussion of the information and factors considered by the Board (including the information and factors discussed above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the foregoing factors. In addition, individual Trustees may have assigned different weights to various factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Trustees reviewed the nature, extent and quality of the services to be provided by the Manager. In this regard, they reviewed the Funds’ proposed investment goals and the Manager’s proposed investment strategy and ability to implement such investment strategy, including, but not limited to, the Manager’s trading practices and investment decision processes.

The Trustees reviewed the Funds’ portfolio managers, including their performance, staffing, skills and compensation program and considered similar products advised by the Manager and their relative fees and reasons for differences with respect thereto, if any, and any potential conflicts. They also considered the nature, extent and quality of the services to be provided under the other service agreements with affiliates of the Manager.

Based on their review, the Trustees were satisfied with the nature and quality of the overall services to be provided by the Manager and its affiliates to the Funds and their shareholders and were confident in the abilities of the Manager to implement its proposed investment strategy and to provide quality services to the Funds and their shareholders.

INVESTMENT PERFORMANCE. The Board noted that, as the Funds have not yet commenced investment operations, there was no investment performance for the Funds. As noted earlier, the Board did consider the investment performance of the Manager in managing a similar fund within the Trust with similar investment goals to the investment goals of the Funds. The Board also considered the proposed performance benchmarks for the Funds and how such benchmarks were selected by the Manager and would be utilized to measure performance of the Manager.

COMPARATIVE EXPENSES AND PROFITABILITY. The Board considered the cost of the services to be provided and the profits to be realized by the Manager (and its affiliates) from its respective relationships with the Funds. The Board noted that the Manager and its affiliates could not report any financial results from their relationships with the Funds because the Funds had not yet commenced investment operations, and thus, the Board could not evaluate the Manager’s or its affiliates’ profitability with respect to the Funds. The Board considered that the Manager will provide general investment management and administrative services to the Funds for a monthly fee equal to an annual rate of 0.65% of the average daily net assets of each of the Funds, which fee will decline pursuant to a schedule as assets grow, ultimately declining to 0.37% on assets in excess of $21.5 billion. It is not anticipated that the Funds will generate significant, if any, profit for the Manager and/or its affiliates for some time.

In considering the appropriateness of the investment management fee to be charged to the Funds, the Board reviewed and considered the nature, extent and quality of the overall investment management services expected to be provided by the Manager, as more fully discussed above. The Trustees considered another similar fund that is advised by the Manager and its relative fees and reasons for differences, if any, with respect thereto and any potential conflicts. The Board considered the extent to which the Manager may derive ancillary benefits from operation of the Funds.

Consideration was also given to the information provided by Lipper on other floating rate funds in the Lipper Data (the Comparable Funds) and that the Manager’s investment management fee is at or below the average and median contractual management fee charged by Comparable

Funds. The Board also noted that the expected total expenses (both including and excluding the proposed fee waiver and expense limitation arrangements) of the Funds were within the range of or below the total expenses of the Comparable Funds (both including and excluding their proposed fee waiver and expense limitation arrangements).

Based upon its consideration of all these factors, the Board determined that the investment management fee structure for each of the Funds was fair and reasonable.

ECONOMIES OF SCALE. The Board considered economies of scale that may be realized by the Manager and its affiliates as the Funds grow larger and the extent to which they are shared with the Funds’ shareholders. Because the Funds had not yet commenced operations, the Board concluded that economies of scale were difficult to consider at this time. However, the Board noted that the Funds’ fee schedule provides for breakpoints that will benefit shareholders as assets grow.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

FRANKLIN FLOATING RATE MASTER TRUST

Financial Highlights
Franklin Lower Tier Floating Rate Fund
Period Ended
July 31, 2016[a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.00
Income from investment operations[b]:
Net investment income	0.658
Net realized and unrealized gains (losses)	(0.017)
Total from investment operations	0.641
Less distributions from net investment income	(0.651)
Net asset value, end of period	$9.99

Total return[c]	6.90%

Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	0.70%[e]
Expenses net of waiver and payments by affiliates	0.60%[f]
Net investment income	9.47%

Supplemental data
Net assets, end of period (000’s)	$436,180
Portfolio turnover rate	26.40%[g]

aFor the period November 6, 2015 (commencement of operations) to July 31, 2016.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eRatios are adjusted to exclude the effects of annualization for non-recurring expenses.
fBenefit of expense reduction rounds to less than 0.01%.
gExcludes the value of portfolio securities received from purchase in-kind. See Note 3(f).

10 Annual Report | The accompanying notes are an integral part of these financial statements.

franklintempleton.com

FRANKLIN FLOATING RATE MASTER TRUST

Statement of Investments, July 31, 2016
Franklin Lower Tier Floating Rate Fund
		Principal
	Country	Amount	Value
[a,b] Senior Floating Rate Interests 96.9%
Aerospace & Defense 2.8%
Doncasters U.S. Finance LLC, Second Lien Term Loan, 9.50%, 10/09/20	United States	$12,763,620	$11,997,803
Auto Parts & Equipment 10.3%
FRAM Group Holdings Inc. (Autoparts Holdings),
Second Lien Term Loan, 11.00%, 1/29/18	United States	14,535,866	11,919,411
Term Loan, 7.00%, 7/29/17	United States	35,004,954	33,158,442
			45,077,853
Casinos & Gaming 12.1%
Caesars Entertainment Resort Properties LLC, Term B Loans, 7.00%, 10/11/20	United States	19,805,933	19,446,950
[c] Cannery Casino Resorts LLC, Second Lien Term Loan, PIK, 12.50%, 10/02/19	United States	14,259,198	14,289,838
Jack Ohio Finance LLC, Funded Term B Loans, 5.00%, 6/20/19	United States	19,527,874	18,999,001
			52,735,789
Coal & Consumable Fuels 6.8%
[d] Foresight Energy LLC, Term Loans, 7.50%, 8/23/20	United States	9,618,410	7,742,820
Peabody Energy Corp.,
Commitment (DIP Facility), 10.00%, 4/18/17	United States	4,798,677	4,972,629
[e] Term Loan, 4.25%, 9/24/20	United States	24,419,941	12,606,794
Westmoreland Coal Co., Term Loan, 7.50%, 12/16/20	United States	5,430,095	4,181,173
			29,503,416
Forest Products 9.7%
Caraustar Industries Inc.,
Term Loan B, 8.00%, 5/01/19	United States	18,339,630	18,396,942
Term Loan C, 8.00%, 5/01/19	United States	24,013,466	24,088,508
			42,485,450
Health Care Equipment 4.7%
[e] Carestream Health Inc.,
Second Lien Loan, 9.50%, 12/07/19	United States	21,275,959	20,637,681
Term Loan, 5.00%, 6/07/19	United States	33,250	32,557
			20,670,238
Health Care Services 0.1%
Cotiviti Corp., Second Lien Initial Term Loan, 8.00%, 5/13/22	United States	368,411	368,872
Industrial Machinery 4.4%
[e] Alfred Fueling Systems Inc. (Wayne Fueling), Second Lien Initial Term Loan,
8.50%, 6/20/22	United States	18,827,449	19,015,724
Internet Software & Services 1.8%
BMC Software Finance Inc., Initial U.S. Term Loans, 5.00%, 9/10/20	United States	8,726,797	8,028,654
IT Consulting & Other Services 6.5%
Sungard Availability Services Capital Inc., Tranche B Term Loan, 6.00%, 3/29/19	United States	32,828,406	28,150,358
Leisure Facilities 2.9%
[e] Town Sports International LLC, Initial Term Loan, 4.50%, 11/15/20	United States	18,615,587	12,813,907
Metal & Glass Containers 1.1%
CD&R Millennium U.S. Acquico LLC, Second Lien Initial Term Loan,
8.75%, 7/31/22	United States	4,720,613	4,611,448

franklintempleton.com

Annual Report

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS

Franklin Lower Tier Floating Rate Fund (continued)

		Principal
	Country	Amount	Value
Senior Floating Rate Interests (continued)
Oil & Gas Exploration & Production 10.8%
[e] Fieldwood Energy LLC, Loans, 3.875%, 10/01/18	United States	$15,437,618	$13,314,946
[e] UTEX Industries Inc., First Lien Initial Term Loan, 5.00%, 5/21/21	United States	48,711,166	33,854,260
			47,169,206
Packaged Foods & Meats 0.7%
CSM Bakery Supplies LLC, Second Lien Term Loan, 8.75%, 7/03/21	United States	3,314,718	3,148,982
Personal Products 1.1%
FGI Operating Co. LLC (Freedom Group), Term B Loans, 5.50%, 4/19/19	United States	5,437,566	4,717,088
Specialty Chemicals 6.0%
HII Holding Corp., Second Lien Term Loan, 9.75%, 12/21/20	United States	9,477,092	9,323,089
Oxbow Carbon LLC, Second Lien Initial Term Loan, 8.00%, 1/17/20	United States	15,510,000	14,967,150
Solenis International LP and Solenis Holdings 3 LLC, Second Lien Term Loan,
7.75%, 7/31/22	United States	1,840,400	1,769,085
			26,059,324
Specialty Stores 15.1%
99 Cents Only Stores, Tranche B-2 Loan, 4.50%, 1/11/19	United States	17,577,490	13,380,864
BJ’s Wholesale Club Inc., Second Lien 2013 (Nov) Replacement Loans,
8.50%, 3/26/20	United States	21,244,671	21,131,819
Evergreen AcqCo. 1 LP (Savers), Term Loan, 5.00%, 7/09/19	United States	35,795,278	31,410,357
			65,923,040
Total Senior Floating Rate Interests (Cost $418,369,200)			422,477,152
Other Assets, less Liabilities 3.1%			13,703,069
Net Assets 100.0%			$436,180,221

See Abbreviations on page 24.
aSee Note 1(c) regarding senior floating rate interests.
bThe coupon rate shown represents the rate at period end.
cIncome may be received in additional securities and/or cash.
dAt July 31, 2016, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading this security at period end.
eA portion or all of the security purchased on a delayed delivery basis. See Note 1(b).

12 Annual Report | The accompanying notes are an integral part of these financial statements.

franklintempleton.com

FRANKLIN FLOATING RATE MASTER TRUST

Financial Highlights
Franklin Middle Tier Floating Rate Fund
Period Ended
July 31, 2016[a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.00
Income from investment operations[b]:
Net investment income	0.403
Net realized and unrealized gains (losses)	(0.174)
Total from investment operations	0.229
Less distributions from net investment income	(0.399)
Net asset value, end of period	$9.83

Total return[c]	2.46%

Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	0.71%[e]
Expenses net of waiver and payments by affiliates	0.60%[f]
Net investment income	5.76%

Supplemental data
Net assets, end of period (000’s)	$348,682
Portfolio turnover rate	42.49%[g]

aFor the period November 6, 2015 (commencement of operations) to July 31, 2016.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eRatios are adjusted to exclude the effects of annualization for non-recurring expenses.
fBenefit of expense reduction rounds to less than 0.01%.
gExcludes the value of portfolio securities received from purchase in-kind. See Note 3(f).

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The accompanying notes are an integral part of these financial statements. | Annual Report 13

FRANKLIN FLOATING RATE MASTER TRUST

Statement of Investments, July 31, 2016
Franklin Middle Tier Floating Rate Fund
		Principal
	Country	Amount*	Value
[a,b] Senior Floating Rate Interests 92.0%
Aerospace & Defense 1.3%
Doncasters U.S. Finance LLC, Second Lien Term Loan, 9.50%, 10/09/20	United States	4,931,346	$4,635,466
Auto Parts & Equipment 0.2%
[c] TI Group Automotive Systems LLC, Initial U.S. Term Loan, 4.50%, 6/25/22	United States	617,647	620,349
Broadcasting 1.7%
Cumulus Media Holdings Inc., Term Loans, 4.25%, 12/23/20	United States	8,462,085	6,013,369
Casinos & Gaming 10.3%
[d] Cannery Casino Resorts LLC, Term Loan, PIK, 6.00% (all cash), 10/02/18	United States	35,931,803	36,028,208
Commodity Chemicals 8.7%
[c] Cyanco Intermediate Corp., Initial Term Loan, 5.50%, 5/01/20	United States	30,672,521	30,327,455
Consumer Electronics 1.1%
Prime Security Services Borrower LLC, Term B-1 Loans, 4.75%, 5/02/22	United States	3,892,888	3,923,708
Diversified Chemicals 3.5%
[c] The Chemours Co. LLC, Tranche B Term Loan, 3.75%, 5/12/22	United States	4,021,155	3,918,112
OCI Beaumont LLC, Term B-3 Loan, 7.75%, 8/20/19	United States	8,104,105	8,114,236
			12,032,348
Electric Utilities 2.2%
Alinta Energy Finance Pty. Ltd.,
Delayed Draw Term Commitments, 6.375%, 8/13/18	Australia	430,624	428,202
Term B Loans, 6.375%, 8/13/19	Australia	6,478,657	6,442,214
EFS Cogen Holdings I LLC (Linden), Term B Advance, 5.25%, 6/28/23	United States	758,346	761,190
			7,631,606
Forest Products 4.5%
Appvion Inc., Term Loan, 6.25%, 6/28/19	United States	15,882,251	15,723,428
Health Care Equipment 3.9%
[c] Carestream Health Inc.,
Second Lien Loan, 9.50%, 12/07/19	United States	7,409,383	7,187,101
Term Loan, 5.00%, 6/07/19	United States	6,593,177	6,455,822
			13,642,923
Industrial Conglomerates 4.7%
Sensus USA Inc., Term Loan, 6.50%, 4/05/23	United States	16,458,034	16,492,316
Industrial Machinery 11.8%
Navistar Inc., Tranche B Term Loans, 6.50%, 8/07/20	United States	16,560,404	15,690,983
Onsite Rental Group Operations Pty. Ltd., Term B Loan, 5.50%, 7/30/21	Australia	32,941,740	25,365,140
			41,056,123
Integrated Telecommunication Services 2.1%
[c] Global Tel*Link Corp., Term Loan, 5.00%, 5/23/20	United States	4,000,000	3,743,332
[c] Securus Technologies Holdings Inc., Initial Term Loan B, 6.00%, 4/17/20	United States	3,800,000	3,596,540
			7,339,872
Internet Software & Services 4.7%
BMC Software Finance Inc., Initial U.S. Term Loans, 5.00%, 9/10/20	United States	17,787,213	16,364,236
Oil & Gas Equipment & Services 1.8%
[c] McDermott Finance LLC, Term Loan, 8.25%, 4/16/19	United States	6,298,183	6,313,928

14 Annual Report

franklintempleton.com

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS

Franklin Middle Tier Floating Rate Fund (continued)
		Principal
	Country	Amount*	Value
Senior Floating Rate Interests (continued)
Oil & Gas Exploration & Production 3.2%
[c] Fieldwood Energy LLC, Loans, 3.875%, 10/01/18	United States	12,771,609	$11,015,513
Personal Products 18.4%
FGI Operating Co. LLC (Freedom Group), Term B Loans, 5.50%, 4/19/19	United States	73,780,969	64,004,991
Semiconductor Equipment 0.1%
MKS Instruments Inc., Tranche B-1 Term Loans, 4.25%, 4/29/23	United States	188,522	190,053
Specialized Consumer Services 2.2%
Travelport Finance Luxembourg S.A.R.L., Term Loan B, 5.00%, 9/02/21	Luxembourg	7,609,036	7,639,952
Specialty Chemicals 2.0%
Oxbow Carbon LLC, Second Lien Initial Term Loan, 8.00%, 1/17/20	United States	7,183,846	6,932,412
Specialty Stores 2.7%
99 Cents Only Stores, Tranche B-2 Loan, 4.50%, 1/11/19	United States	12,162,068	9,258,375
Technology Hardware, Storage & Peripherals 1.0%
Western Digital Corp., U.S. Term B Loan, 6.25%, 4/29/23	United States	3,451,194	3,491,745
Total Senior Floating Rate Interests (Cost $323,687,715)			320,678,376
Short Term Investments 1.1%
[a,b] Senior Floating Rate Interests (Cost $3,960,804) 1.1%
Industrial Machinery 1.1%
WireCo Worldgroup Inc., Term Loan, 6.00%, 2/15/17	United States	4,040,191	4,031,381
Total Investments (Cost $327,648,519) 93.1%			324,709,757
Other Assets, less Liabilities 6.9%			23,971,996
Net Assets 100.0%			$348,681,753

See Abbreviations on page 24.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSee Note 1(c) regarding senior floating rate interests.
bThe coupon rate shown represents the rate at period end.
cA portion or all of the security purchased on a delayed delivery basis. See Note 1(b).
dIncome may be received in additional securities and/or cash.

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The accompanying notes are an integral part of these financial statements. | Annual Report 15

FRANKLIN FLOATING RATE MASTER TRUST

Financial Statements

Statements of Assets and Liabilities
July 31, 2016

	Franklin Lower	Franklin Middle
	Tier Floating Rate	Tier Floating Rate
	Fund	Fund
Assets:
Investments in securities:
Cost	$418,369,200	$327,648,519
Value	$422,477,152	$324,709,757
Cash	26,737,905	30,808,572
Receivables:
Investment securities sold	683,248	24,014,700
Interest	1,807,420	1,379,298
Offering costs	18,413	19,085
Other assets	161	139
Total assets	451,724,299	380,931,551
Liabilities:
Payables:
Investment securities purchased	11,529,391	30,151,830
Management fees	198,091	165,552
Distributions to shareholders	3,801,421	1,917,543
Accrued expenses and other liabilities	15,175	14,873
Total liabilities	15,544,078	32,249,798
Net assets, at value	$436,180,221	$348,681,753
Net assets consist of:
Paid-in capital	$434,135,047	$353,661,562
Undistributed net investment income	359,660	178,650
Net unrealized appreciation (depreciation)	4,107,952	(2,938,762)
Accumulated net realized gain (loss)	(2,422,438)	(2,219,697)
Net assets, at value	$436,180,221	$348,681,753
Shares outstanding	43,641,226	35,477,730
Net asset value per share	$9.99	$9.83

16 Annual Report | The accompanying notes are an integral part of these financial statements.

franklintempleton.com

FRANKLIN FLOATING RATE MASTER TRUST
FINANCIAL STATEMENTS

Statements of Operations
for the period ended July 31, 2016*

	Franklin Lower	Franklin Middle
	Tier Floating Rate	Tier Floating Rate
	Fund	Fund
Investment income:
Interest	$30,772,315	$15,993,387
Expenses:
Management fees (Note 3a)	1,986,783	1,634,898
Custodian fees (Note 4)	2,436	1,898
Reports to shareholders	4,940	4,759
Registration and filing fees	245	245
Professional fees	85,077	86,587
Trustees’ fees and expenses	8,909	7,531
Amortization of offering costs	51,596	53,478
Other	6,074	5,271
Total expenses	2,146,060	1,794,667
Expense reductions (Note 4)	(517)	(420)
Expenses waived/paid by affiliates (Note 3d)	(311,438)	(285,099)
Net expenses	1,834,105	1,509,148
Net investment income	28,938,210	14,484,239
Realized and unrealized gains (losses):
Net realized gain (loss) from investments	(2,418,238)	(2,238,129)
Net change in unrealized appreciation (depreciation) on investments	4,107,952	(2,938,762)
Net realized and unrealized gain (loss)	1,689,714	(5,176,891)
Net increase (decrease) in net assets resulting from operations	$30,627,924	$9,307,348

*For the period November 6, 2015 (commencement of operations) to July 31, 2016.

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The accompanying notes are an integral part of these financial statements. | Annual Report 17

FRANKLIN FLOATING RATE MASTER TRUST
FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Lower Tier	Franklin Middle Tier
	Floating Rate Fund	Floating Rate Fund

	Period Ended	Period Ended
	July 31, 2016*	July 31, 2016*
Increase (decrease) in net assets:
Operations:
Net investment income	$28,938,210	$14,484,239
Net realized gain (loss)	(2,418,238)	(2,238,129)
Net change in unrealized appreciation (depreciation)	4,107,952	(2,938,762)
Net increase (decrease) in net assets resulting from operations	30,627,924	9,307,348
Distributions to shareholders from net investment income	(28,634,343)	(14,340,632)
Capital share transactions (Note 2)	434,186,640	353,715,037
Net increase (decrease) in net assets	436,180,221	348,681,753
Net assets:
End of period	$436,180,221	$348,681,753
Undistributed net investment income included in net assets:
End of period	$359,660	$178,650

*For the period November 6, 2015 (commencement of operations) to July 31, 2016.

18 Annual Report | The accompanying notes are an integral part of these financial statements.

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FRANKLIN FLOATING RATE MASTER TRUST

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Franklin Floating Rate Master Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds, two of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The financial statements of the remaining fund in the Trust are presented separately. Effective November 6, 2015, the Funds commenced operations. The shares are issued in private placements and are exempt from registration under the Securities Act of 1933.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Securities Purchased on a Delayed Delivery Basis

Certain or all Funds purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

c. Senior Floating Rate Interests

Certain or all Funds invest in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Funds invest are generally readily marketable, but may be subject to certain restrictions on resale.

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FRANKLIN FLOATING RATE MASTER TRUST

NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting

Policies (continued)

d. Income Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of July 31, 2016, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years).

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Facility fees are recognized as income over the expected term of the loan. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

f. Offering Costs

Offering costs are amortized on a straight line basis over twelve months.

g. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At July 31, 2016, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin Lower Tier		Franklin Middle Tier
	Floating Rate Fund		Floating Rate Fund
	Shares	Amount	Shares	Amount
Period ended July 31, 2016[a]
Shares sold in-kind (Note 3f)	43,615,926	$434,631,279	36,016,253	$358,899,279
Shares issued in reinvestment of distributions	1,076,227	9,864,962	538,477	5,111,878
Shares redeemed	(1,050,927)	(10,309,601)	(1,077,000)	(10,296,120)
Net increase (decrease)	43,641,226	$434,186,640	35,477,730	$353,715,037

aFor the period November 6, 2015 (commencement of operations) to July 31, 2016.

20 Annual Report

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FRANKLIN FLOATING RATE MASTER TRUST
NOTES TO FINANCIAL STATEMENTS

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers, and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Funds pay an investment management fee to Advisers based on the average daily net assets of the Funds as follows:

Annualized Fee Rate	Net Assets
0.650%	Up to and including $500 million
0.550%	Over $500 million, up to and including $1 billion
0.500%	Over $1 billion, up to and including $1.5 billion
0.450%	Over $1.5 billion, up to and including $6.5 billion
0.425%	Over $6.5 billion, up to and including $11.5 billion
0.400%	Over $11.5 billion, up to and including $16.5 billion
0.390%	Over $16.5 billion, up to and including $19 billion
0.380%	Over $19 billion, up to and including $21.5 billion
0.370%	In excess of $21.5 billion

For the period ended July 31, 2016, each Fund’s annualized effective investment management fee rate based on average daily net assets was as follows:

Franklin Lower Tier	Franklin Middle Tier
Floating Rate Fund	Floating Rate Fund
0.650%	0.650%

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Fund’s average daily net assets, and is not an additional expense of the Funds.

c. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

d. Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Funds so that the expenses (excluding acquired fund fees and expenses) for each Fund do not exceed 0.60%, based on each Fund’s average net assets (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until November 30, 2016. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.

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FRANKLIN FLOATING RATE MASTER TRUST
NOTES TO FINANCIAL STATEMENTS

3. Transactions with Affiliates (continued)

e. Other Affiliated Transactions

At July 31, 2016, the shares of the Funds were owned by the following investment companies:

		Percentage of
		Outstanding
Franklin Lower Tier Floating Rate Fund	Shares	Shares
Franklin Low Duration Total Return Fund	1,893,663	4.3%
Franklin Real Return Fund	272,472	0.6%
Franklin Strategic Income Fund	37,387,580	85.7%[a]
Franklin Strategic Income VIP Fund	3,089,922	7.1%
Franklin Total Return Fund	997,589	2.3%
Total	43,641,226	100.0%

		Percentage of
		Outstanding
Franklin Middle Tier Floating Rate Fund	Shares	Shares
Franklin Low Duration Total Return Fund	2,389,308	6.7%
Franklin Real Return Fund	103,407	0.3%
Franklin Strategic Income Fund	28,458,483	80.3%[a]
Franklin Strategic Income VIP Fund	2,637,222	7.4%
Franklin Total Return Fund	1,889,310	5.3%
Total	35,477,730	100.0%

[a]Investment activities of this shareholder could have a material impact on the Fund.

f. Purchase In-Kind

During the period ended July 31, 2016, shares of the Funds were sold to affiliated management investment companies through in-kind transfers of securities as follows:

Franklin Lower Tier Floating Rate Fund	Market Value of Securities Transferred
Franklin Low Duration Total Return Fund	$17,742,918
Franklin Real Return Fund	2,519,518
Franklin Strategic Income Fund	374,291,707
Franklin Strategic Income VIP Fund	30,730,099
Franklin Total Return Fund	9,347,037
Total	$434,631,279

Franklin Middle Tier Floating Rate Fund	Market Value of Securities Transferred
Franklin Low Duration Total Return Fund	$22,984,002
Franklin Real Return Fund	983,344
Franklin Strategic Income Fund	290,085,114
Franklin Strategic Income VIP Fund	26,672,554
Franklin Total Return Fund	18,174,265
Total	$358,899,279

g. Interfund Transactions

The Franklin Lower Tier Floating Rate Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the period ended July 31, 2016, the purchase and sale transactions (excluding in-kind transactions) aggregated $2,411,124 and $9,887,500, respectively.

22 Annual Report

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FRANKLIN FLOATING RATE MASTER TRUST
NOTES TO FINANCIAL STATEMENTS

4. Expense Offset Arrangement

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the period ended July 31, 2016, the custodian fees were reduced as noted in the Statements of Operations.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At July 31, 2016, the capital loss carryfor-wards were as follows:

	Franklin Lower Tier	Franklin Middle Tier
	Floating Rate Fund	Floating Rate Fund
Capital loss carryforwards – short-term	$2,422,438	$1,522,127

The tax character of distributions paid during the period ended July 31, 2016, was as follows:
	Franklin Lower Tier	Franklin Middle Tier
	Floating Rate Fund	Floating Rate Fund
Distributions paid from ordinary income	$28,634,343	$14,340,632

At July 31, 2016, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income for income tax purposes were as follows:

	Franklin Lower Tier	Franklin Middle Tier
	Floating Rate Fund	Floating Rate Fund
Cost of investments	$418,370,159	$328,351,603
Unrealized appreciation	$16,022,700	$5,258,504
Unrealized depreciation	(11,915,707)	(8,900,350)
Net unrealized appreciation (depreciation)	$4,106,993	$(3,641,846)
Distributable earnings – undistributed ordinary
income	$4,162,039	$2,101,706

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of offering costs and wash sales.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended July 31, 2016, were as follows:

	Franklin Lower Tier		Franklin Middle Tier
	Floating Rate Fund		Floating Rate Fund
Purchases	$102,817,895	[a]	$131,450,770	[a]
Sales	$126,578,885		$164,111,963
[a]Excludes purchases in-kind. See Note 3f.

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Annual Report

FRANKLIN FLOATING RATE MASTER TRUST
NOTES TO FINANCIAL STATEMENTS

7. Credit Risk

At July 31, 2016, the Funds had 100% of their portfolios invested in senior secured floating rate notes rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

8. Credit Facility

Certain or all Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 10, 2017. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. Effective February 12, 2016, the annual commitment fee is 0.15%. These fees are reflected in other expenses in the Statements of Operations. During the period ended July 31, 2016, the Funds did not use the Global Credit Facility.

9. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At July 31, 2016, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 2 inputs.

10. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations
Selected Portfolio
DIP	Debtor-In-Possession
PIK	Payment-In-Kind

24 Annual Report

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FRANKLIN FLOATING RATE MASTER TRUST

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Franklin Floating Rate Master Trust

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Lower Tier Floating Rate Fund and Franklin Middle Tier Floating Rate Fund (separate portfolios of Franklin Floating Rate Master Trust, hereafter referred to as the “Funds”) at July 31, 2016, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the period November 6, 2015 (commencement of operations) through July 31, 2016, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2016 by correspondence with the custodian, and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
September 16, 2016

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Annual Report

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $196,074 for the fiscal year ended July 31, 2016 and $74,477 for the fiscal year ended July 31, 2015.

(b) Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d) All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $824 for the fiscal year ended July 31, 2016 and $0 for the fiscal year ended July 31, 2015.  The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant, other than services reported in paragraphs (a)-(c) of Item 4 were $442,751 for the fiscal year ended July 31, 2016 and $229,400 for the fiscal year ended July 31, 2015. The services for which these fees were paid included preparation and review of materials provided to the fund Board in connection with the investment management contract renewal process and derivatives assessment, and review of system processes related to fixed income securities.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $443,575 for the fiscal year ended July 31, 2016 and $229,400 for the fiscal year ended July 31, 2015.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed Registrants.       N/A

Item 6.  Schedule of Investments.                     N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.            N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.                               N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FLOATING RATE MASTER TRUST

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  September 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  September 26, 2016

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  September 26, 2016